Long-Term Debt (Summary Of Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014
Debt Instrument [Line Items]
Long-term debt	$ 3,714
Debt discounts and deferred fees	(29)	$ (36)
Capital leases and other	126	133
Total long-term debt	3,685	3,902
Current portion of long-term debt	(37)	(58)
Long-term debt, less current portion	$ 3,648	3,844
Revolving Line Of Credit
Debt Instrument [Line Items]
Maturity date	May 01, 2020
Term Loan Due February 2020
Debt Instrument [Line Items]
Long-term debt	$ 1,369	1,383
Maturity date	Feb. 01, 2020
Term Loan Due January 2021
Debt Instrument [Line Items]
Long-term debt	$ 1,019	1,122
Maturity date	Jan. 01, 2021
51/8% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt	$ 700
Maturity date	Jul. 01, 2023
5 1/2% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt	$ 500	500
Maturity date	May 01, 2022
9 3/4% Second Priority Senior Secured Notes, Retired
Debt Instrument [Line Items]
Long-term debt		$ 800